Appendix IV: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Appendix IV: Financial Instruments [Abstract]
Schedule of Detailed Information about Financial Instruments
The detail of the type of financial instruments arranged by the Group (notional amount) by currency and interest rates at December 31, 2018 is as follows:

								Fair value
Millions of Euros	2019	2020	2021	2022	2023	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Euro	(2,534)	6,271	6,637	3,652	2,890	19,487	36,403	25,093	11,987	37,080
Floating rate	6,195	156	3,037	670	1,903	2,750	14,711	2,820	11,936	14,756
Spread	1.77%	(1.92%)	(0.20%)	0.22%	0.01%	0.18%	0.73%	—	—	—
Fixed rate	(8,729)	6,115	3,600	2,982	987	16,737	21,692	22,273	51	22,324
Interest rate	0.18%	3.17%	1.86%	1.59%	3.24%	1.80%	2.89%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(67)	—	—	—	—	—	(67)	—	(66)	(66)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(67)	—	—	—	—	—	(67)	—	(66)	(66)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	2,102	(398)	56	727	—	1,006	3,493	1,870	1,702	3,572
Floating rate	(532)	(436)	134	861	(445)	447	29	(1)	28	27
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	2,634	38	(78)	(246)	445	559	3,352	1,759	1,674	3,433
Interest rate	0.75%	75.89%	0.03%	(1.71%)	1.11%	5.38%	2.62%	—	—	—
Rate cap	—	—	—	112	—	—	112	112	—	112
Instruments in CHF	—	—	—	—	—	—	—	366	(367)	(1)
Floating rate	—	—	—	—	—	—	—	—	(1)	(1)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	366	(366)	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(643)	(123)	(1,466)	779	10	1,944	501	19,103	(18,481)	622
Floating rate	(132)	(116)	(1,466)	796	10	1,941	1,033	612	(171)	441
Spread	(0.42%)	(0.38%)	(0.19%)	0.10%	7.92%	0.02%	0.55%	—	—	—
Fixed rate	(511)	(7)	—	(17)	—	3	(532)	18,491	(18,310)	181
Interest rate	(2.81%)	(222.91%)	—	(186.47%)	—	5.79%	(11.86%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	(5)	—	—	—	—	—	(5)	(6)	4	(2)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(5)	—	—	—	—	—	(5)	(6)	4	(2)
Interest rate	4.49%	—	—	—	—	—	4.49%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in ARS	(31)	7	—	—	—	(2)	(26)	(19)	—	(19)
Floating rate	(1)	—	—	—	—	—	(1)	(1)	—	(1)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(30)	7	—	—	—	(2)	(25)	(18)	—	(18)

								Fair value
Millions of Euros	2019	2020	2021	2022	2023	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Interest rate	17.69%	33.26%	—	—	—	38.15%	14.99%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	946	(144)	300	269	4	92	1,467	(693)	2,159	1,466
Floating rate	(1,407)	(263)	287	262	5	(122)	(1,238)	(1,196)	(26)	(1,222)
Spread	(0.23%)	(1.35%)	0.37%	0.39%	2.49%	—	(0.72%)	—	—	—
Fixed rate	2,353	119	13	7	(1)	214	2,705	503	2,185	2,688
Interest rate	5.72%	5.93%	5.55%	5.05%	6.39%	2.81%	5.50%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	(111)	186	267	302	170	(3)	811	(228)	1,051	823
Floating rate	55	(19)	3	305	149	—	493	—	455	455
Spread	1.21%	(0.40%)	26.86%	(0.80%)	1.17%	—	0.17%	—	—	—
Fixed rate	(166)	205	264	(3)	21	(3)	318	(228)	596	368
Interest rate	3.73%	4.35%	4.13%	4.90%	4.90%	2.56%	4.54%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	266	(266)	—
Floating rate	—	—	—	—	—	—	—	266	(266)	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	280	99	18	62	67	114	640	414	228	642
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	280	99	18	62	67	114	640	414	228	642
Interest rate	3.96%	4.90%	4.19%	5.43%	6.66%	6.00%	4.90%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	26	—	8	—	—	79	113	113	—	113
Floating rate	26	—	8	—	—	79	113	113	—	113
Spread	3.66%	—	3.50%	—	—	3.21%	3.33%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	698	69	71	46	31	44	959	200	758	958
Floating rate	35	—	27	(6)	(34)	44	66	237	—	237
Spread	0.72%	—	7.32%	(18.97%)	(3.05%)	2.81%	8.50%	—	—	—
Fixed rate	663	69	44	52	65	—	893	(37)	758	721
Interest rate	4.60%	5.01%	5.20%	5.25%	5.23%	—	4.75%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(1)	—	—	—	—	—	(1)	(1)	—	(1)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(1)	—	—	—	—	—	(1)	(1)	—	(1)
Interest rate	0.01%	—	—	—	—	—	0.01%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of Euros	2019	2020	2021	2022	2023	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in MXN	(95)	132	39	46	54	248	424	319	110	429
Floating rate	19	9	11	13	15	87	154	161	—	161
Spread	5.49%	5.95%	6.01%	6.04%	6.07%	5.03%	5.39%	—	—	—
Fixed rate	(114)	123	28	33	39	161	270	158	110	268
Interest rate	3.67%	7.80%	6.77%	6.78%	6.83%	9.64%	10.26%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GTQ	(1)	19	—	—	—	—	18	18	—	18
Floating rate	(6)	—	—	—	—	—	(6)	(6)	—	(6)
Spread	0.01%	—	—	—	—	—	0.01%	—	—	—
Fixed rate	5	19	—	—	—	—	24	24	—	24
Interest rate	4.06%	4.00%	—	—	—	—	3.98%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in NIO	(6)	—	—	—	—	5	(1)	(1)	—	(1)
Floating rate	(7)	—	—	—	—	—	(7)	(7)	—	(7)
Spread	0.01%	—	—	—	—	—	0.01%	—	—	—
Fixed rate	1	—	—	—	—	5	6	6	—	6
Interest rate	18.48%	—	—	—	—	7.46%	8.75%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Asia
Instruments in JPY	—	—	—	—	—	—	—	(2)	—	(2)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	(2)	—	(2)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							44,729	46,812	(1,181)	45,631
Floating rate							15,347	2,998	11,955	14,953
Fixed rate							29,270	43,702	(13,211)	30,491
Rate cap							112	112	—	112
Currency Options and Others (*)							—	—	75	75
(*) Amounts include in fixed rate

The table below is an extract of the previous table that shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2018:

Interest rate swaps
Millions of euros	Maturity
Non trading purposes	2019	2020	2021	2022	2023	Subsequent years	Total	Fair value
EUR								(141)
Fixed to fix	—	—	—	—	—	—	—	2
Receiving leg	(25)	—	(100)	(75)	—	—	(200)	(103)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	25	—	100	75	—	—	200	105
Average Interest Rate	0.85%	—	1.18%	0.55%	—	—	—	—
Fixed to floating	—	—	—	—	—	—	—	(859)
Receiving leg	(9,761)	(8,845)	(7,182)	(3,918)	(3,724)	(5,083)	(38,513)	(23,880)
Average Interest Rate	1.55%	1.41%	1.70%	1.04%	1.51%	0.89%	1.40%	—
Paying leg	9,761	8,845	7,182	3,918	3,724	5,083	38,513	23,021
Average Spread	1.50%	0.36%	0.50%	1.01%	0.37%	—	0.69%	—
Floating to fixed	—	—	—	—	—	—	—	716
Receiving leg	(2,558)	(4,785)	(3,460)	(358)	(1,997)	(3,542)	(16,700)	(16,678)
Average Spread	0.19%	—	0.02%	—	—	—	0.03%	—
Paying leg	2,558	4,785	3,460	358	1,997	3,542	16,700	17,394
Average Interest Rate	0.07%	2.51%	1.95%	1.30%	1.02%	0.94%	1.48%	—
USD								(13)
Fixed to floating	—	—	—	—	—	—	—	(8)
Receiving leg	(732)	(297)	(297)	(559)	(297)	(148)	(2,330)	(859)
Average Interest Rate	2.90%	1.52%	1.61%	1.73%	1.74%	3.55%	2.17%	—
Paying leg	732	297	297	559	297	148	2,330	851
Average Spread	0.62%	1.61%	1.68%	0.92%	1.77%	—	1.06%	—
Floating to fixed	—	—	—	—	—	—	—	(5)
Receiving leg	—	—	—	(262)	—	(148)	(410)	(412)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	—	—	262	—	148	410	407
Average Interest Rate	—	—	—	1.93%	—	2.52%	—	—
Floating to floating	—	—	—	—	—	—	—	—
Receiving leg	(271)	—	—	—	—	—	(271)	(272)
Average Spread	0.87%	—	—	—	—	—	—	—
Paying leg	271	—	—	—	—	—	271	272
Average Interest Rate	0.70%	—	—	—	—	—	—	—
GBP								(36)
Fixed to floating	—	—	—	—	—	—	—	(46)
Receiving leg	(28)	(22)	(246)	(604)	—	—	(900)	(946)
Average Interest Rate	2.25%	2.36%	1.76%	3.00%	—	—	—	—
Paying leg	28	22	246	604	—	—	900	900
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	10
Receiving leg	—	(67)	(168)	(190)	(445)	—	(870)	(871)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	67	168	190	445	—	870	881
Average Interest Rate	—	0.73%	2.56%	1.84%	1.11%	—	—	—

Interest rate swaps
Millions of euros	Maturity
Trading purposes	2019	2020	2021	2022	2023	Subsequent years	Total	Fair value
EUR								424
Fixed to floating	—	—	—	—	—	—	—	(86)
Receiving leg	—	—	(500)	—	(800)	(400)	(1,700)	(1,781)
Average Interest Rate	—	—	1.25%	—	1.50%	0.59%	—	—
Paying leg	—	—	500	—	800	400	1,700	1,695
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	510
Receiving leg	(1,012)	(4,097)	(1,102)	(192)	—	(6,733)	(13,136)	(11,343)
Average Spread	1.70%	0.05%	0.03%	—	—	—	—	—
Paying leg	1,012	4,097	1,102	192	—	6,733	13,136	11,853
Average Interest Rate	0.19%	2.57%	1.92%	0.12%	—	1.31%	—	—
USD								(597)
Fixed to floating	—	—	—	—	—	—	—	(597)
Receiving leg	(749)	(1,863)	(1,580)	(1,293)	(766)	(8,361)	(14,612)	(14,317)
Average Interest Rate	3.17%	3.02%	3.44%	1.83%	1.85%	3.28%	3.06%	—
Paying leg	749	1,863	1,580	1,293	766	8,361	14,612	13,720
Average Spread	—	0.22%	—	—	—	—	0.03%	—
MXN								(3)
Fixed to floating	—	—	—	—	—	—	—	(1)
Receiving leg	—	(133)	—	—	—	—	(133)	(135)
Average Interest Rate	—	7.90%	—	—	—	—	—	—
Paying leg	—	133	—	—	—	—	133	134
Average Spread	—	0.41%	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	(2)
Receiving leg	—	(133)	—	—	—	—	(133)	(134)
Average Spread	—	0.41%	—	—	—	—	—	—
Paying leg	—	133	—	—	—	—	133	132
Average Interest Rate	—	6.67%	—	—	—	—	—	—
GBP								(163)
Fixed to floating	—	—	—	—	—	—	—	(163)
Receiving leg	—	(782)	—	(559)	—	(447)	(1,788)	(1,947)
Average Interest Rate	—	1.87%	—	3.51%	—	3.42%	2.77%	—
Paying leg	—	782	—	559	—	447	1,788	1,784
Average Spread	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading purposes	2019	2020	2021	2022	2023	Subsequent years	Total	Fair value
CLP								(1)
Fixed to floating	—	—	—	—	—	—	—	(1)
Receiving leg	(59)	(6)	(3)	(3)	(3)	—	(74)	(4)
Average Interest Rate	5.75%	4.90%	4.90%	4.90%	4.90%	—	0.20%	—
Paying leg	59	6	3	3	3	—	74	3
Average Spread	1.12%	1.27%	1.27%	1.27%	1.27%	—	0.05%	—
Floating to fixed	—	—	—	—	—	—	—	—
Receiving leg	—	(25)	(124)	—	—	—	(149)	(85)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	25	124	—	—	—	149	85
Average Interest Rate	—	3.31%	3.26%	—	—	—	—	—
CHF								(12)
Fixed to floating	—	—	—	—	—	—	—	(12)
Receiving leg	—	(200)	—	(133)	—	—	(333)	(344)
Average Interest Rate	—	0.95%	—	0.75%	—	—	—	—
Paying leg	—	200	—	133	—	—	333	332
Average Spread	—	—	—	—	—	—	—	—
BRL								(1)
Floating to floating	(2)	—	—	—	—	—	(2)	(1)
Receiving leg	(35)	—	—	—	—	—	(35)	(34)
Average Spread	1.51%	—	—	—	—	—	—	—
Paying leg	33	—	—	—	—	—	33	33
Average Interest Rate	—	—	—	—	—	—	—	—
COP								2
Fixed to floating	—	—	—	—	—	—	—	—
Receiving leg	(8)	(8)	(8)	(4)	—	—	(28)	—
Average Interest Rate	7.25%	7.25%	7.25%	7.25%	—	—	—	—
Paying leg	8	8	8	4	—	—	28	—
Average Spread	2.80%	2.80%	2.80%	2.80%	—	—	—	—
Floating to fixed	—	—	—	5	(6)	—	(1)	2
Receiving leg	(8)	(30)	(44)	(47)	(71)	—	(200)	—
Average Spread	—	—	—	—	—	—	—	—
Paying leg	8	30	44	52	65	—	199	2
Average Interest Rate	4.87%	5.13%	5.18%	5.24%	5.23%	—	—	—

Schedule of Maturity Analysis for Derivative Financial Liabilities
Interest rate options, by maturity, are as follows:

Interest rate options	Maturities
Millions of euros	2019	2020	2021	2022	2023	Subsequent years
Collars
Notional amount of options bought	—	—	—	838	—	—
Strike Cap	—	—	—	4.92	—	—
Strike Floor	—	—	—	4.15	—	—
Caps
Notional amount of options bought	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Notional amount of options sold	—	—	—	838	—	—
Strike	—	—	—	5.53	—	—
Floors
Notional amount of options bought	—	—	—	838	—	—
Strike	—	—	—	1.17	—	—
Notional amount of options sold	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2019	2020	2021	2022	2023	Subsequent years	Total
Currency swaps
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	125	—	—	—	—	—	125
Pay	BRL	(226)	—	—	—	—	—	(226)
Receive	CLP	—	—	—	302	87	—	389
Pay	CLP	—	(126)	(124)	(604)	(233)	—	(1,087)
Receive	COP	—	—	—	—	—	—	—
Pay	COP	(2)	—	—	—	—	—	(2)
Receive	CZK	—	—	—	—	—	—	—
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	146	—	—	—	—	—	146
Pay	EUR	(1,774)	(3,019)	(3,104)	(313)	(668)	(6,647)	(15,525)
Receive	GBP	559	1,229	—	—	—	—	1,788
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	—	—
Pay	JPY	—	—	—	—	—	—	—
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	—	—	—	—	—	—	—
Receive	PEN	—	—	—	—	—	—	—
Pay	PEN	(1)	—	—	—	1	—	—
Receive	UFC	—	139	—	—	208	—	347
Pay	UFC	—	—	—	—	(104)	—	(104)
Receive	USD	1,331	1,688	3,458	1,075	826	6,440	14,818
Pay	USD	(101)	—	—	(437)	(1)	—	(539)
Receive	UDI	—	—	—	—	—	—	—
Pay	UDI	—	—	—	—	—	—	—
Receive	CHF	—	200	—	133	—	—	333
Pay	CHF	—	—	—	—	—	—	—
TOTAL		57	111	230	156	116	(207)	463
(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.78), EUR/USD (1.19), USD/COP (2,905.73) and EUR/CHF (1.22).

Millions of euros		2019	2020	2021	2022	2023	Subsequent years	Total
Forwards
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	104	—	—	—	—	—	104
Pay	BRL	(2,178)	—	—	—	—	—	(2,178)
Receive	CLP	14	—	—	—	—	—	14
Pay	CLP	(460)	(23)	—	—	—	—	(483)
Receive	COP	33	—	—	—	—	—	33
Pay	COP	(709)	(5)	—	—	—	—	(714)
Receive	CZK	66	—	—	—	—	—	66
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	8,361	—	—	—	—	—	8,361
Pay	EUR	(1,422)	—	—	—	—	—	(1,422)
Receive	GBP	284	—	—	—	—	—	284
Pay	GBP	(4,084)	—	—	—	—	—	(4,084)
Receive	MXN	33	—	—	—	—	—	33
Pay	MXN	(276)	—	—	—	—	—	(276)
Receive	PEN	27	—	—	—	—	—	27
Pay	PEN	(255)	—	—	—	—	—	(255)
Receive	UFC	—	—	—	—	—	—	—
Pay	UFC	—	—	—	—	—	—	—
Receive	USD	2,372	29	—	—	—	—	2,401
Pay	USD	(1,873)	—	—	—	—	—	(1,873)
Receive	UYU	—	—	—	—	—	—	—
Pay	UYU	(4)	—	—	—	—	—	(4)
TOTAL		33	1	—	—	—	—	34

(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.89), EUR/USD (1.15), USD/COP (3,077.06) and EUR/BRL (4.51).